S000004331 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	267 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
S&P Transportation Select Industry FMC Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.89%	8.03%	10.21%
iShares U.S. Transportation ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.49%	7.41%	9.53%
Performance Inception Date					Oct. 06, 2003
iShares U.S. Transportation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	7.12%	9.22%
iShares U.S. Transportation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	5.79%	7.77%

[1]	The S&P Transportation Select Industry FMC Capped Index (Spliced) reflects the performance of the Dow Jones Transportation Average Index through July 18, 2021 and the S&P Transportation Select Industry FMC Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.